Segment reporting - Notable Items After Tax (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment reporting
Economic hedges	$ (128)	$ (92)	$ 470
Hedge ineffectiveness	5	66	(52)
Provisions for remediation, litigation, fines and penalties		(176)	(133)
Asset sales and revaluations		256	(876)
The write-down of assets		(87)	(283)
Restructuring costs		(140)
Total notable Items after tax	$ (123)	$ (173)	$ (874)